Operating expenses	6 Months Ended
Mar. 31, 2023
Operating expenses
Operating expenses

Note 5. Operating expenses[1]

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 23	Mar 23
$m	2023	2022	2022	- Sept 22	- Mar 22
Staff
Employee remuneration, entitlements and on-costs	2,545	2,527	2,584	1	(2)
Superannuation	270	255	278	6	(3)
Share-based payments	44	42	46	5	(4)
Restructuring costs	33	60	74	(45)	(55)
Total staff	2,892	2,884	2,982	-	(3)
Occupancy
Operating lease rentals	81	91	79	(11)	3
Depreciation and impairment of property and equipment[2]	227	365	261	(38)	(13)
Other	64	60	58	7	10
Total occupancy	372	516	398	(28)	(7)
Technology
Amortisation and impairment of software assets[2]	250	318	337	(21)	(26)
Depreciation and impairment of IT equipment	58	92	85	(37)	(32)
Technology services	352	377	342	(7)	3
Software maintenance and licences	296	258	248	15	19
Telecommunications	59	72	72	(18)	(18)
Data processing	39	40	41	(3)	(5)
Total technology	1,054	1,157	1,125	(9)	(6)
Other
Professional and processing services	413	554	460	(25)	(10)
Amortisation and impairment of other intangible assets and deferred expenditure[2]	1	1	122	-	(99)
Postage and stationery	67	70	74	(4)	(9)
Advertising	79	77	81	3	(2)
Non-lending losses	1	59	45	(98)	(98)
Other expenses	109	111	86	(2)	27
Total other	670	872	868	(23)	(23)
Total operating expenses	4,988	5,429	5,373	(8)	(7)

1.	Operating expenses included items relating to compliance, regulation and remediation costs were a reduction of $6 million (Second Half 2022: $46 million addition; First Half 2022: $17 million addition). Refer to Note 13 for further details.
2.	Nil impairment expenses for the First Half 2023. Significant impairment expenses in comparative periods included:
●	Property and equipment (Second Half 2022: $116 million, First Half 2022: $1 million);
●	Capitalised software assets (Second Half 2022: $56 million, First Half 2022: $54 million);
●	Goodwill and other intangible assets (Second Half 2022: nil, First Half 2022: $122 million).